Loss Per Share	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Loss Per Share	Loss Per Share
The computation of basic loss per share (“EPS”) is based on the weighted average number of shares outstanding during the period. Diluted EPS does not include the effect of the assumed conversion of potentially dilutive instruments which are 5,532,480 share options outstanding issued to employees and directors as at June 30, 2022 and convertible bonds with a conversion price of $63.5892 for a total of 5,504,080 shares. Due to our current loss-making position and the share price being less than the conversion price of the convertible bonds these are deemed to have an anti-dilutive effect on our EPS.

	Three months ended June 30, 2022	Three months ended June 30, 2021	Six months ended June 30, 2022	Six months ended June 30, 2021
Basic loss per share	(1.09)	(0.44)	(1.45)	(0.86)
Diluted loss per share	(1.09)	(0.44)	(1.45)	(0.86)

Issued ordinary shares at the end of the period	152,901,508	137,218,175	152,901,508	137,218,175
Weighted average numbers of shares outstanding for the period, basic and diluted	152,284,619	137,218,175	149,051,857	133,181,777
The effects of convertible bonds have been excluded from the calculation of diluted EPS for the three and six months ended June 30, 2022 and 2021 because the effects were anti-dilutive.